Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000920547
Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Touchstone Baron Small Cap Growth Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Touchstone Baron Small Cap Growth Fund (the "Fund") seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, but does not reflect the effect of any fees or other expenses of any variable annuity or variable life insurance product. If variable annuity or variable life contract fees were included, expenses would be higher:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a variable annuity or a variable life insurance product. If the example included these expenses, the figures shown would be higher. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and that all fee waivers and/or expense limits for the Fund will expire after one year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of assets in common stocks of small-sized growth companies. This is a non-fundamental investment policy that the Fund can change upon 60-days prior notice to shareholders. A small-sized growth company is defined as a company with a market capitalization, at the time of purchase, up to the largest market cap stock in the Russell 2000® Growth Index ($7.3 billion as of December 31, 2014), or a company with a market capitalization of under $2.5 billion, whichever is larger. The size of the companies in the Russell 2000® Growth Index will change, from time to time, with market conditions. The Fund's sub-advisor, BAMCO, Inc. ("BAMCO" or "Sub-Advisor"), seeks securities that it believes have significant opportunities for growth, sustainable competitive advantages, strong management, and an attractive valuation. Securities are selected for their capital appreciation potential. Investment income is not a consideration in BAMCO's stock selection process. The Fund may also focus on specific sectors.

Subject to the Fund's 80% investment policy, the Fund will add to positions in a company even though its market capitalization has increased through appreciation beyond the limits stated, if, in BAMCO's opinion, the company is still an attractive investment. BAMCO will sell securities if it believes they no longer offer the potential for strong returns or if it uncovers inaccuracies in its stock selection process. BAMCO will also sell securities to make changes to the Fund's portfolio structure, concentration or capitalization. BAMCO will not sell positions solely because their market values have increased.

Risk, Heading	rr_RiskHeading	The Fund's Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

The Fund's share price will fluctuate. You could lose money on your investment in the Fund and the Fund could also return less than other investments. The Fund is subject to the principal risks summarized below.

Equity Securities Risk: The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the Fund's shares.

•  Small Cap Risk: The Fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity market as a whole. Stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, and may be dependent upon a small or inexperienced management group. In addition, small-cap stocks typically are traded in lower volume and may be subject to liquidity risk, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

Growth Investing Risk: Growth oriented funds may underperform when value investing is in favor and growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.

Management Risk: In managing the Fund's portfolio, Touchstone Advisors, Inc. (the "Advisor") engages one or more sub-advisors to make investment decisions on the portfolio or a portion thereof. There is a risk that the Advisor may be unable to identify and retain sub-advisors who achieve superior investment returns relative to other similar sub-advisors. The value of your investment may decrease if the sub-advisor incorrectly judges the attractiveness, value, or market trends affecting a particular security, issuer, industry, or sector.

Sector Focus Risk: The Sub-Advisor's investment process may result in the Fund investing a high percentage of its assets in one or more related sectors of the market, such as the consumer discretionary or financial sectors. As a result, the Fund may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Fund's net asset value with a magnified effect on the total return.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's prospectus.

Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could also return less than other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the Russell 2000® Growth Index. The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future. More recent performance is available at no cost by visiting TouchstoneInvestments.com or by calling 1.800.543.0407.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and performance table below illustrate some indication of the risks of investing in the Touchstone Baron Small Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for one year, five years, and ten years compared with the Russell 2000® Growth Index.

Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Baron Small Cap Growth Fund Performance as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads
The performance information shown does not reflect fees that are paid by the separate accounts through which shares of the Fund are sold. Inclusion of those fees would reduce the total return figures for all periods.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter: 2nd Quarter 2009	20.00%
Worst Quarter: 4th Quarter 2008	(23.24)%
		The year-to-date return for the Fund as of March 31, 2015 is 5.14%.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deductions for fees, expenses or taxes
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2014
Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund | Russell 2000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Growth Index (reflects no deductions for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.54%
Touchstone Baron Small Cap Growth Fund (Prospectus Summary) | Touchstone Baron Small Cap Growth Fund | Touchstone Baron Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.05%
Shareholder Service Fees	rr_Component2OtherExpensesOverAssets	0.23%
Other Operating Expenses	rr_Component1OtherExpensesOverAssets	0.35%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.31%	[3],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-29
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	133
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	483
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	856
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,906
Annual Return 2005	rr_AnnualReturn2005	7.69%
Annual Return 2006	rr_AnnualReturn2006	18.26%
Annual Return 2007	rr_AnnualReturn2007	2.76%
Annual Return 2008	rr_AnnualReturn2008	(33.64%)
Annual Return 2009	rr_AnnualReturn2009	32.94%
Annual Return 2010	rr_AnnualReturn2010	24.93%
Annual Return 2011	rr_AnnualReturn2011	4.84%
Annual Return 2012	rr_AnnualReturn2012	19.17%
Annual Return 2013	rr_AnnualReturn2013	40.43%
Annual Return 2014	rr_AnnualReturn2014	3.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.14%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.24%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Baron Small Cap Growth Fund Return
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.14%

[1]	Other Operating Expenses have been restated to reflect contractual changes to the Fund's Administration Agreement effective January 1, 2015.
[2]	Total Annual Fund Operating Expenses have been restated to reflect contractual changes in the Fund's Administration Agreement and will differ from the ratio of expenses to average net assets that is included in the Fund's annual report dated December 31, 2014.
[3]	Touchstone Advisors, Inc. and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors will waive a portion of its fees or reimburse certain Fund expenses (excluding dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with generally accepted accounting principles; the cost of Acquired Fund Fees and Expenses, if any; and other extraordinary expenses not incurred in the ordinary course of business) in order to limit annual Fund operating expenses to 1.31% of average monthly net assets. This expense limitation is effective through April 29, 2016, but can be terminated by a vote of the Board of Trustees of the Trust (the "Board") if it deems the termination to be beneficial to the Fund's shareholders. The terms of Touchstone Advisors' contractual expense limitation agreement provide that Touchstone Advisors is entitled to recoup, subject to approval by the Board, such amounts waived or reimbursed for a period of up to three years from the year in which Touchstone Advisors reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation amount.
[4]	Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement differ from the ratio of net expenses to average net assets shown in the annual report dated December 31, 2014 due to a contractual change in the expense limitation agreement.